Deferred Income Tax - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of income tax expense [Line Items]
Effective statutory tax rate		30.90%	30.90%	33.10%
Deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures		¥ 818	¥ 810
Temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized		¥ 2,041	¥ 1,352
Government of Japan promulgated an amendment to the Corporation Tax Act and the Local Tax Act on March 31, 2016 [Member]
Disclosure of income tax expense [Line Items]
Reduction in national corporation tax rate			0.50%
Reduction in enterprise tax rate			1.20%
Effective statutory tax rate		30.90%	32.30%
Changes in tax rates or tax laws enacted or announced [member] | Government of Japan promulgated an amendment to the Corporation Tax Act and the Local Tax Act on March 31, 2016 [Member]
Disclosure of income tax expense [Line Items]
Reduction in national corporation tax rate	0.20%
Effective statutory tax rate	30.60%